Capital Management - Summary of Regulatory Capital Measure and Risk-Weighted Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Fixed Rate of Instruments [Abstract]
CET1 Capital	$ 60,891	$ 44,491
Tier 1 Capital	67,121	49,966
Total Capital	75,309	57,201
Total Loss Absorbing Capacity (TLAC)	120,663	90,353
Risk-Weighted Assets	363,997	325,433
Leverage Exposures	$ 1,189,990	$ 976,690
CET1 Ratio	16.70%	13.70%
Tier 1 Capital Ratio	18.40%	15.40%
Total Capital Ratio	20.70%	17.60%
TLAC Ratio	33.10%	27.80%
Leverage Ratio	5.60%	5.10%
TLAC Leverage Ratio	10.10%	9.30%